Future Minimum Rental Commitments Under Non-Cancelable Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Minimum Payments Under Non-Cancelable Operating Leases With Initial Terms Of One-Year Or More [Line Items]
2013	$ 1,740
2014	1,769
2015	1,409
2016	986
2017	785
Thereafter	65
Total	$ 6,754